Borrowings - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest payable	£ 571	£ 565
Borrowings	35,070	36,950
Borrowings subject to fair value hedges, decrease in amortised cost	44	215
Undrawn committed borrowing facilities	7,695	7,748
Fair value, accrued interest and other	(41)	(568)
Within one year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,362	4,312
Undrawn committed borrowing facilities	5,195	5,056
Later than one year and not later than two years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,973	2,644
Undrawn committed borrowing facilities	0	154
2027 and thereafter
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,813	3,012
Undrawn committed borrowing facilities	0	2,538
Between three and four years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,695	3,435
Undrawn committed borrowing facilities	0	0
Between four and five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,647	1,725
Undrawn committed borrowing facilities	2,500	0
Property, Plant and Equipment, Inventory and Receivables
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing amounts secured on group assets	0	0
At fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	33,717	34,596
At fair value | Level 1 | Quoted Market Prices
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	32,462	33,663
At fair value | Level 3 | Discounted Cash Flow
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,255	933
Fair value hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,844	8,750
Lease liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value, accrued interest and other	132	279
Current investments held at fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value, accrued interest and other	(13)	£ (52)
New Lease Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value, accrued interest and other	£ 12